Financial Assets & Liabilities - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt
Total long-term debt (excluding current portion)	$ 54,102	$ 35,605
Fair value of long-term debt	$ 58,431	$ 36,599